Report Of The Directors Financial Review Risk Report - Scenario weighting (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consensus upside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus upside scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Consensus upside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Consensus central scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus central scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	60.00%
Consensus central scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	60.00%
Downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	25.00%
Downside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	25.00%
Downside 2 scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	10.00%
Downside 2 scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	10.00%
Upside and central scenarios
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	85.00%
Upside and central scenarios | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%
Upside and central scenarios | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%